Schedule of Information on Material Loans (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long-term material loans from bank	₪ 82,202	₪ 99,684
Original loan	170,000
Less current maturities	(50,266)
Long term loans from banks	132,468
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Long-term material loans from bank	113,471	107,471
Original loan	₪ 146,000
Interest rate	Prime rate plus a spread of 1.5% - 2.56%
Loan period (years)	1.5-5
Less current maturities	₪ (44,762)	(26,202)
Long term loans from banks	₪ 68,709	₪ 81,269